Post-employment benefits (Tables)	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Disclosure and Reconciliation of Net Defined Benefit Liability (Asset) and Income Statement Impact

(EUR thousand)	As of March 31
	2022	2021	2020
Balance sheet obligations for:
Pension benefits liability	4,190	7,020	7,619
Long service leave	487	536	343
Income statement (credit) charge for:
Pension benefits	1,398	1,106	1,155
Long service leave	(46)	199	76
Other comprehensive (income)/loss:
Remeasurements of post employment benefit obligations	(3,826)	(52)	2,162
The table below reconciles the net obligation in respect of the Group’s pension plans and other post-employment benefit plans with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2022	2021	2020

Defined benefit obligation as of April 1	17,149	16,939	12,822
Current service cost	2,152	721	1,202
Interest expense	73	99	166
Contributions by employees	1,807	1,473	838
(Gain)/loss from change in demographic assumptions	(350)	—	—
(Gain)/loss from change in financial assumptions	(2,342)	(130)	1,915
Experience (gains)/loss	(1,102)	94	211
Past service cost and gains and losses on settlements	(373)	—	—
Benefits paid	(4,377)	(1,369)	(884)
Settlements	(219)	23	(2)
Exchange differences	945	(701)	671
Defined benefit obligation as of March 31	13,363	17,149	16,939

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2022	2021	2020
Opening balance fair value of plan assets	10,130	9,320	7,760
Interest income	24	28	79
Return on plan assets (excluding amounts included in net interest costs)	32	16	(36)
Contributions by employer	620	684	714
Contributions by employees	1,807	1,473	838
Benefits paid	(4,174)	(981)	(575)
Exchange differences	734	(410)	540
Closing balance fair value of plan assets as of March 31	9,173	10,130	9,320

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2022	2021	2020
Current service cost	2,152	721	1,202
Interest cost	49	71	87
Past service cost	(373)	—	—
Effect of any curtailments/settlements (+/-)	(219)	23	(3)
Unrealized FX impact	(211)	291	(131)
Total net periodic cost (income)	1,398	1,106	1,155

Disclosure of Financial and Demographic Assumptions	These calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	1.10%	1.10%	1.20%	1.00%	2.80%	22.50%	0.30%	1.40%	1.10%
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	19.00%	3.00%	8.40%	—
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	0.40%	0.20%	0.40%	0.30%	2.00%	12.50%	—	—	—
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%	—	—	—
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	0.90%	0.30%	0.90%	0.80%	2.00%	12.00%	—	—	—
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	15.00%	—	—	—
Future pension increases	—	—	—	—	—	—	—	—	—

(Retirement age)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	65	Individual	67
- Female	62	64	62	67	60	Individual	65	Individual	67

(Retirement age)
As of March 31, 2021
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	-	-	-
- Female	62	64	62	67	60	Individual	-	-	-

(Retirement age)
As of March 31, 2020
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	64	67	60	Individual	-	-	-
- Female	62	64	62	67	60	Individual	-	-	-

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	11.49	17.02	15.78	9.64	11.87	8.96	8.67	23.28	11.67
Expected contributions as of March 31, 2022 in EUR thousands	—	629	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	12.10	20.50	16.40	9.80	12.10	13.30	—	—	—
Expected contributions as of March 31, 2021 in EUR thousands	—	694	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	13.50	20.90	16.40	10.20	12.90	13.20	—	—	—
Expected contributions as of March 31, 2020 in EUR thousands	—	725	—	—	—	—	—	—	—

Disclosure of Fair Value of Plan Assets and Position of Post-Employment Benefit Plan
The table below shows the fair value of plan assets relating to the Group’s pension and other post-employment plans, split by asset category:

(EUR thousands)	As of March 31
	2022		2021		2020
Plan assets are comprised as follows:	Value	%	Value	%	Value	%
Insurance contracts	9,173	100.0%	10,130	100.0%	9,320	100.0%
Total	9,173	100%	10,130	100%	9,320	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2022	2021	2020
Present value of defined benefit obligation	13,362	17,149	16,939
Fair value of plan assets	(9,172)	(10,130)	(9,320)
Deficit in the plan	4,190	7,019	7,619
Experience adjustments on defined benefit obligation	1,102	(94)	(211)

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The tables below summarizes the percentage change in the Net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2022
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.9%	+8.9%	+8.2%	+5.0%	+6.0%	+3.8%	+4.4%	+12.2%	+6.0%
Discount rate - increase by 0.5%	-5.5%	-7.8%	-7.4%	-4.6%	-5.5%	-3.5%	-4.2%	-10.8%	-5.6%
Salary growth rate - decrease by 0.5%	-5.4%	-0.9%	-7.4%	-4.4%	-5.5%	-3.6%	-4.1%	-10.2%	-5.6%
Salary growth rate - increase by 0.5%	+5.7%	+0.9%	+8.1%	+4.7%	+5.9%	+3.8%	+4.30	+11.40	+6.00
Actuarial basis (mortality) (10.0)%	—	+1.1%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—

(%)
As of March 31, 2021
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+6.2%	+11.0%	+8.6%	+5.1%	+6.2%	+6.2%	—	—	—
Discount rate - increase by 0.5%	-5.8%	-9.4%	-7.8%	-4.7%	-5.7%	-5.7%	—	—	—
Salary growth rate - decrease by 0.5%	-5.7%	-1.1%	-7.7%	-4.4%	-5.6%	-5.5%	—	—	—
Salary growth rate - increase by 0.5%	+6.0%	+1.2%	+8.4%	+4.7%	+6.0%	+6.0%	—	—	—
Actuarial basis (mortality) (10.0)%	—	+1.7%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.6%	—	—	—	—	—	—	—

(%)
As of March 31, 2020
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+6.9%	+11.2%	+8.6%	+5.3%	+6.6%	+6.1%	—	—	—
Discount rate - increase by 0.5%	-6.4%	-9.6%	-7.7%	-4.8%	-6.1%	-5.6%	—	—	—
Salary growth rate - decrease by 0.5%	-6.3%	-1.4%	-7.7%	-4.6%	-6.0%	-5.5%	—	—	—
Salary growth rate - increase by 0.5%	+6.7%	+1.4%	+8.4%	+5.0%	+6.5%	+5.9%	—	—	—
Actuarial basis (mortality) (10.0)%	—	+1.6%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.5%	—	—	—	—	—	—	—